Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Held-to-maturity, fair value	$ 25,491	$ 23,444
Common stock, par value	$ 6.25	$ 6.25
Common stock, authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Treasury stock, at cost	238,360	238,360